Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
Federal Income Taxes
Note 5 - Federal Income Taxes
In August 2016, the Company received a favorable determination letter from the IRS stating that the Plan, amended and restated effective January 1, 2015, qualifies for deferred tax treatment of contributions under Section 401(k) of the IRC. In 2015, the IRS announced that it was discontinuing its requirement that individually designed plans seeking approval be reviewed for new determination letters every five years and it will no longer review these plans except on adoption and termination. Management noted that the Plan has been amended, resulting in no significant changes, subsequent to receipt of its latest determination letter.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan. Management evaluated the Plan's tax positions and concluded that the Plan has maintained its tax-exempt status and has taken no uncertain tax positions that require recognition or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax periods.